Income Taxes - Significant Components of Deferred Tax Liabilities and Assets (Detail) - USD ($) $ in Thousands	Aug. 02, 2015	Feb. 01, 2015	Feb. 02, 2014
Deferred tax assets:
Deferred revenue and redemption ticket liability		$ 11,610	$ 9,540
Tax credit carryovers		8,862	10,297
Leasing transactions		8,036	5,585
Accrued liabilities		4,305	1,985
Workers' compensation and general liability insurance		3,863	3,429
Deferred compensation		2,553	1,610
State net operating loss carryovers		2,133	3,503
Other		1,958	1,567
Smallware supplies		738	714
Indirect benefit of unrecognized tax benefits		272	225
Total deferred tax assets		44,330	38,455
Valuation allowance for deferred tax assets-US	$ (848)	(931)	(1,388)
Total deferred tax assets, net		43,399	37,067
Deferred tax liabilities:
Trademark/tradename		32,268	31,578
Property and equipment		7,997	4,109
Prepaid expenses		371	232
Total deferred tax liabilities		40,636	35,919
Net deferred tax assets		$ 2,763	$ 1,148